united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 45246

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 10/31

Date of reporting period: 4/30/20

Item 1. Reports to Stockholders.

Invenomic Fund
Institutional Class
BIVIX
Investor Class
BIVRX
Super Institutional Class
BIVSX

Semi-Annual Report
April 30, 2020

1-855-466-3406
www.Invenomic.com
Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.Invenomic.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Dear Shareholder,

For the six-month period ending April 30, 2020, the Invenomic Fund returned -3.43% compared to -4.34% for the S&P 1500 Index and -4.33% for the Russell 3000 Index. Value trailed growth by nearly 20% during the period. The market environment in 2020 has been extreme, punctuated by the COVID-19 pandemic. The Invenomic Fund has returned -6.61% year-to-date through April 30, 2020, compared to -10.33% for the S&P 1500 Index and -10.42% for the Russell 3000 Index. Equity markets have been exceptionally volatile in 2020 due to uncertainty created by the COVID-19 pandemic. The market continues to reward growth-oriented technology companies and punish value oriented industrial companies. This is evident when look at the year-to-date return of the Russell 3000 Growth Index down -2.25% and the Russell 3000 Value Index down -19.10%. We take a value-oriented approach to investing in equity markets and as result have been navigating with a very strong headwind. We seek to invest long in companies that we believe are undervalued and generate strong free cash flow and sell short companies that we believe are overvalued and generate minimal if any free cash flow. We believe that once the environment caused by the virus normalizes, there will be a strong tailwind for attractively valued companies that generate strong free cash flow. Until that time comes, capital allocations will likely follow the path of least resistance and go into growth-oriented business despite valuations that are on the extreme end historical ranges. Our value focused process has served us well over time and we believe we are on the verge of entering an environment that will reward our discipline.

Due to the COVID-19 pandemic, Invenomic activated its business continuity plan and all employees started working from home in mid-March. Our transition to working remotely was seamless and without interruption. Employees will work remotely through the summer, at which time we will reassess, based on the advice of public health officials, when it may be safe to reopen the office. We are fortunate that we have all the resources we need to run our business remotely without and loss of productivity. Additionally, we have continuously engaged with our third-party providers to identify any potential impacts or other effects. We strive to continue to work uninterrupted, while keeping our employees safe, as we navigate through this unprecedented time. Please do not hesitate to reach out if you have any questions or need anything from us at all.

Sincerely,

Invenomic Capital Management

5841-NLD-6/25/2020

Invenomic Capital Management LP | 211 Congress Street | Boston, MA 02110 | +1(617) 729- 2323 | invenomic.com

Invenomic Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2020

The fund’s performance figures* for the periods ended April 30, 2020, compared to its benchmarks:

				Annualized
	Six Months	One Year	Since Inception (a)	Since Inception (b)
Invenomic Fund Institutional Class	(3.43)%	(3.35)%	N/A	5.79%
Invenomic Fund Investor Class	(3.55)%	(3.64)%	N/A	5.49%
Invenomic Fund Super Institutional Class	(3.34)%	N/A	(2.92)%	N/A
Russell 3000 Total Return Index (c)	(4.33)%	(1.04)%	0.96%	7.30%
S&P Composite 1500 Total Return Index (d)	(4.34)%	(0.73)%	1.35%	7.41%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total operating expenses as stated in the fee table to the Fund’s prospectus dated March 1, 2020 are 2.84%, 3.09% and 2.59% for the Institutional Class, Investor Class and Super Institutional Class, respectively. For performance information current to the most recent month-end, please call 1-855-466-3406.

(a)	Inception date is May 10, 2019.

(b)	Inception date is June 19, 2017

(c)	The Russell 3000 Total Return Index is a market capitalization weighted equity index maintained by the FTSE Russell that provides exposure to the entire U.S. stock market. The index tracks the performance of the 3,000 largest U.S.-traded stocks which represent about 98% of all U.S incorporated equity securities. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The S&P Composite 1500 Total Return Index combines three leading indices, the S&P 500, the S&P MidCap 400, and the S&P SmallCap 600, to cover approximately 90% of U.S. market capitalization. It is designed for investors seeking to replicate the performance of the U.S. equity market or benchmark against a representative universe of tradable stocks. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Industry/Asset Type (1)	% of Net Assets
Software	7.9%
Chemicals	7.2%
Diversified Financial Services	7.0%
Commercial Services	6.7%
Telecommunications	5.7%
Retail	5.4%
Collateral For Securities Loaned	4.9%
Money Market Fund	4.9%
Transportation	4.5%
Pharmaceuticals	4.4%
Other Assets Less Liabilities	41.4%
100.0%

(1)	Does not include securities sold short and derivatives in which the fund invests.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2020

Shares		Fair Value
	COMMON STOCK - 97.4%
	ADVERTISING - 0.0%
4,406	Affinion Group Holdings, Inc. * @	$—

	AEROSPACE/DEFENSE - 1.2%
31,475	Moog, Inc.	1,557,383

	AGRICULTURE - 0.7%
28,103	Swedish Match AB - ADR	867,399

	APPAREL - 1.8%
4,069	Carter’s, Inc. #	318,196
24,326	Gildan Activewear, Inc.	339,104
50,834	Unifi, Inc. *	526,132
32,020	Weyco Group, Inc.	609,341
27,799	Wolverine World Wide, Inc.	569,602
		2,362,375
	BANKS - 1.3%
7,376	Citigroup, Inc. #	358,179
7,395	Goldman Sachs Group, Inc.	1,356,391
		1,714,570
	BIOTECHNOLOGY - 0.6%
307,869	Harvard Bioscience, Inc. *	846,640

	BUILDING MATERIALS - 2.9%
75,429	Armstrong Flooring, Inc. *	158,401
25,404	Caesarstone Ltd.	249,213
138,781	Cemex SAB de CV - ADR #	294,216
57,031	Imerys SA	1,787,779
29,201	Owens Corning	1,266,155
		3,755,764
	CHEMICALS - 7.2%
32,137	Cabot Corp.	1,089,123
35,100	Eastman Chemical Co. #	2,123,901
27,976	Ferro Corp. * #	278,921
6,771	Ingevity Corp. *	351,550
29,039	Mosaic Co.	334,239
167,370	Orion Engineered Carbons SA	1,524,741
34,701	Univar Solutions, Inc. *	503,859
114,648	Valvoline, Inc.	1,970,799
28,290	WR Grace & Co.	1,336,137
		9,513,270
	COMMERCIAL SERVICES - 6.7%
742,446	Acacia Research Corp. *	1,878,388
61,783	CPI Card Group, Inc. *	38,923
31,207	GP Strategies Corp. *	248,408
9,569	H&R Block, Inc. #	159,324
10,715	Heidrick & Struggles International, Inc.	240,445
179,426	K12, Inc. *	4,074,764
33,443	Kelly Services, Inc.	516,694
130,508	Priority Technology Holdings, Inc. *	210,118
344	Strategic Education, Inc.	54,799
2,378	United Rentals, Inc. * #	305,573
40,603	WW International, Inc. *	1,035,783
		8,763,219
	COMPUTERS - 1.6%
3,679	International Business Machines Corp.	461,935
69,089	Mitek Systems, Inc. *	644,600
9,230	MTS Systems Corp.	196,322
41,304	NCR Corp. * #	847,558
		2,150,415
	DISTRIBUTION/WHOLESALE - 2.2%
15,143	G-III Apparel Group Ltd. *	171,570
321,700	Houston Wire & Cable Co. *	743,127
46,956	LKQ Corp. *	1,227,899
79,517	Titan Machinery, Inc. *	747,460
		2,890,056
	DIVERSIFIED FINANCIAL SERVICES - 7.0%
44,728	Blucora, Inc. *	629,323
14,656	Diamond Hill Investment Group, Inc.	1,605,711
11,908	GoldMoney, Inc.	22,634
29,615	Lazard Ltd.	814,413
16,306	Raymond James Financial, Inc. #	1,074,892
1,748,796	Sprott, Inc. #	4,284,550
128,580	US Global Investors, Inc.	213,443
39,850	Waddell & Reed Financial, Inc.	579,818
		9,224,784
	ELECTRIC - 1.4%
12,663	Ameren Corp.	921,233
22,742	FirstEnergy Corp.	938,562
		1,859,795
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.2%
3,187	Acuity Brands, Inc.	275,962
38,536	Belden, Inc.	1,317,546
		1,593,508
	ELECTRONICS - 3.2%
74,520	API Group Corp. * - 144A	752,652
244,590	Celestica, Inc. *	1,523,796
97,238	Flex Ltd. *	949,043
36,835	Sanmina Corp. *	1,021,435
		4,246,926
	ENGINEERING & CONSTRUCTION - 1.1%
2,326	EMCOR Group, Inc.	147,771
18,065	KBR, Inc.	365,997
161,414	Mistras Group, Inc. *	766,717
8,788	Primoris Services Corp.	137,181
4,659	VSE Corp.	89,546
		1,507,212

See accompanying notes to financial statements.

Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2020

Shares		Fair Value
	COMMON STOCK (Continued) - 97.4%
	ENTERTAINMENT - 0.2%
12,082	Liberty Media Corp-Liberty Braves	$242,727

	ENVIRONMENTAL CONTROL - 0.2%
51,509	Cypress Environmental Partners LP	282,269

	FOOD - 2.0%
55,934	Alcanna, Inc.	100,677
119,669	Nomad Foods Ltd.	2,466,378
		2,567,055
	FOREST PRODUCTS & PAPER - 0.5%
15,665	International Paper Co.	536,526
8,427	PH Glatfelter Co.	123,034
		659,560
	GAS - 2.6%
114,886	UGI Corp.	3,467,259

	HAND/MACHINE TOOLS - 0.0%
934	Hurco Cos., Inc.	30,532

	HEALTHCARE - PRODUCTS - 1.1%
382,699	IRIDEX Corp. *	719,474
131,646	Sensus Healthcare, Inc. *	329,115
250,963	Trinity Biotech PLC - ADR *	399,031
		1,447,620
	HEALTHCARE - SERVICES - 0.3%
3,409	HCA Healthcare, Inc.	374,581

	HOME FURNISHINGS - 1.7%
363,284	Dorel Industries, Inc.	729,733
84,940	Flexsteel Industries, Inc.	815,424
53,154	Hamilton Beach Brands Holding Co.	701,101
		2,246,258
	INSURANCE - 1.9%
40,205	Prudential Financial, Inc. #	2,507,586

	INTERNET - 3.5%
49,759	eBay, Inc.	1,981,901
18,795	Eventbrite, Inc. *	171,410
8,336	F5 Networks, Inc. *	1,160,871
191,449	HyreCar, Inc. * #	338,865
35,610	Overstock.com, Inc. *	449,398
110,873	SRAX, Inc. * #	255,008
34,750	Travelzoo *	193,558
		4,551,011
	IRON/STEEL - 0.5%
6,481	Steel Dynamics, Inc.	157,294
62,970	Universal Stainless & Alloy Products, Inc. *	470,386
		627,680
	MEDIA - 3.6%
336,227	Corus Entertainment, Inc.	767,371
6,722	Discovery, Inc. - Class A * #	150,707
104,308	Discovery, Inc. - Class B *	2,128,926
100,377	ViacomCBS, Inc. #	1,732,507
		4,779,511
	MINING - 2.6%
4,128	Compass Minerals International, Inc. #	202,932
159,994	Kinross Gold Corp. * #	1,057,560
639,358	Northern Dynasty Minerals Ltd. *	368,526
133,989	Osisko Gold Royalties Ltd. #	1,225,999
111,954	Victoria Gold Corp. * #	624,676
		3,479,693
	MISCELLANEOUS MANUFACTURING - 2.1%
261,946	DIRTT Environmental Solutions *	313,064
18,769	EnPro Industries, Inc.	851,174
38,380	Myers Industries, Inc.	474,377
215,685	Neo Performance Materials, Inc.	1,152,225
		2,790,840
	OFFICE FURNISHINGS - 0.2%
21,245	Interface, Inc.	196,304

	OIL & GAS - 2.0%
10,506	Diamondback Energy, Inc.	457,431
495,204	Freehold Royalties Ltd.	1,329,861
27,222	PDC Energy, Inc. - ADR	353,614
6,820	TOTAL SA	239,723
4,643	Valero Energy Corp.	294,134
		2,674,763
	PACKAGING & CONTAINERS - 1.3%
81,600	Intertape Polymer Group, Inc.	783,164
62,385	O-I Glass, Inc.	514,052
14,495	Westrock Co.	466,594
		1,763,810
	PHARMACEUTICALS - 4.4%
88,512	Bausch Health Cos., Inc. *	1,603,837
6,400	CVS Health Corp.	393,920
3,857	McKesson Corp.	544,801
98,178	Mylan NV *	1,646,445
221,132	Owens & Minor, Inc. #	1,565,615
		5,754,618
	REAL ESTATE - 2.0%
11,854	RE/MAX Holdings, Inc.	311,642
76,064	RMR Group, Inc.	2,256,058
		2,567,700
	REIT - 0.2%
4,526	Lamar Advertising Co.	260,924

See accompanying notes to financial statements.

Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2020

Shares		Fair Value
	COMMON STOCK (Continued) - 97.4%
	RETAIL - 5.4%
12,641	Big Lots, Inc. #	$296,431
197,709	Caleres, Inc.	1,603,420
12,057	Designer Brands, Inc.	76,562
4,080	Dine Brands Global, Inc.	181,111
53,609	Foot Locker, Inc.	1,373,999
101,730	Gap, Inc. #	826,048
50,935	Hibbett Sports, Inc. *	785,927
16,973	Lovesac Co. * #	202,488
399,758	Michaels Cos., Inc. * #	1,215,264
71,469	Tilly’s, Inc.	420,952
8,799	Zumiez, Inc. *	186,011
		7,168,213
	SEMICONDUCTORS - 0.6%
4,033	NXP Semiconductors NV	401,566
105,285	O2Micro International Ltd. *	140,029
18,110	Xperi Corp.	276,721
		818,316
	SOFTWARE - 7.9%
122,360	Donnelley Financial Solutions, Inc. *	890,781
15,948	Electronic Arts, Inc. *	1,822,218
89,491	Immersion Corp. *	622,857
27,432	J2 Global, Inc. #	2,212,117
13,859	Microsoft Corp.	2,483,671
3,964	MicroStrategy, Inc. *	500,772
21,572	Oracle Corp.	1,142,669
22,768	ShiftPixy, Inc. * #	134,331
5,915	Teradata Corp. *	145,450
73,272	TiVo Corp.	515,102
		10,469,968
	TELECOMMUNICATIONS - 5.7%
13,844	CenturyLink, Inc. #	147,023
42,325	Cisco Systems, Inc.	1,793,734
27,433	InterDigital, Inc.	1,584,804
9,472	Iridium Communications, Inc. *	213,167
49,623	Plantronics, Inc. #	700,677
23,849	Powerfleet, Inc. *	114,475
13,018	Preformed Line Products Co.	646,734
6,870	RigNet, Inc. *	9,275
78,975	Spok Holdings, Inc.	810,284
238,453	TESSCO Technologies, Inc.	1,468,871
		7,489,044
	TEXTILES - 0.3%
51,105	Culp, Inc.	363,357

	TRANSPORTATION - 4.5%
124,393	Atlas Air Worldwide Holdings, Inc. *	4,086,310
14,242	FedEx Corp.	1,805,458
		5,891,768

	TOTAL COMMON STOCK (Cost - $139,348,440)	128,326,283

Contracts **		Counterparty	Notional	Expiration Date	Exercise Price
	OPTIONS PURCHASED - 0.9%
	CALL OPTIONS PURCHASED - 0.0%
602	ViacomCBS, Inc.	Goldman Sachs	$1,655,500	1/15/2021	$27.50	5,117
1,060	ViacomCBS, Inc.	Goldman Sachs	5,830,000	1/15/2021	55.00	3,180
	TOTAL CALL OPTIONS PURCHASED (Cost - $136,352)					8,297

	PUT OPTIONS PURCHASED - 0.9%
533	iShares Russell 2000 Growth ETF	Goldman Sachs	$10,660,000	5/15/2020	$200.00	986,050
115	SPDR S&P 500 ETF Trust	Goldman Sachs	3,450,000	5/15/2020	300.00	140,875
	TOTAL PUT OPTIONS PURCHASED (Cost - $184,628)					1,126,925

	TOTAL OPTIONS PURCHASED (Cost - $320,980)					1,135,222

Shares
	SHORT-TERM INVESTMENTS - 9.8%
	COLLATERAL FOR SECURITIES LOANED - 4.9%
6,464,380	Mount Vernon Liquid Assets Portfolio, LLC, 0.48% ^ (a)	6,464,380
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $6,464,380)

	MONEY MARKET FUNDS - 4.9%
6,432,732	First American Government Obligations Fund, Institutional Class, 0.25% ^	6,432,732
	TOTAL MONEY MARKET FUNDS (Cost - $6,432,732)

	TOTAL SHORT-TERM INVESTMENTS (Cost - $12,897,112)	12,897,112

	TOTAL INVESTMENTS - 108.1% (Cost - $152,566,532)	$142,358,617
	CALL OPTIONS WRITTEN - (0.1)% (Proceeds - $118,010)	(143,350)
	SECURITIES SOLD SHORT - (75.9)% (Proceeds - $99,045,019)	(99,971,711)
	OTHER ASSETS LESS LIABILITIES - 67.9%	89,446,444
	NET ASSETS - 100.0%	$131,690,000

Contracts **		Counterparty	Notional	Expiration Date	Exercise Price
	OPTIONS WRITTEN - (0.1)%
	CALL OPTIONS WRITTEN - (0.1)%
47	Crowdstrike Holdings, Inc.	Goldman Sachs	$188,000	1/15/2021	$40.00	$143,350
	TOTAL OPTIONS WRITTEN (Proceeds - $118,010)

Shares
	SECURITIES SOLD SHORT - (75.9)%
	APPAREL - (0.2)%
25,370	Under Armour, Inc. *					264,355

	AUTO MANUFACTURERS - (1.2)%
10,316	Ferrari NV					1,605,376

See accompanying notes to financial statements.

Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2020

Shares		Fair Value
	SECURITIES SOLD SHORT (Continued) - (75.9)%
	AUTO PARTS & EQUIPMENT - (0.3)%
6,375	Dorman Products, Inc. *	$402,135

	BANKS - (1.1)%
10,086	Fidelity D&D Bancorp, Inc.	389,118
23,817	First Financial Bankshares, Inc.	663,304
6,661	Westamerica Bancorporation	419,643
		1,472,065
	BEVERAGES - (0.3)%
6,989	Brown-Forman Corp.	434,716

	BIOTECHNOLOGY - (2.1)%
9,026	Guardant Health, Inc. *	694,641
67,212	NeoGenomics, Inc. *	1,837,576
58,980	Precigen, Inc. *	212,328
		2,744,545
	BULDING MATERIALS - (2.2)%
27,603	AAON, Inc.	1,315,007
14,497	Masonite International Corp. *	856,483
8,397	Trex Co., Inc. *	799,562
		2,971,052
	COMMERCIAL SERVICES - (6.2)%
18,427	Avalara, Inc. *	1,646,821
3,676	Bright Horizons Family Solutions, Inc. *	428,070
9,194	Brink’s Co.	469,997
25,697	Ennis, Inc.	478,221
20,590	Euronet Worldwide, Inc. *	1,889,338
3,144	National Research Corp.	162,199
42,295	Rollins, Inc.	1,691,800
21,816	ShotSpotter, Inc. *	749,816
10,204	Square, Inc. *	664,689
		8,180,951
	COMPUTERS - (2.7)%
6,290	Apple, Inc.	1,848,002
2,695	Crowdstrike Holdings, Inc. *	182,344
36,666	Ping Identity Holding Corp. *	913,717
9,663	Zscaler, Inc. *	648,194
		3,592,257
	DISTRIBUTION/WHOLESALE - (1.6)%
3,471	Pool Corp.	734,672
15,176	SiteOne Landscape Supply, Inc. *	1,345,049
		2,079,721
	DIVERSIFIED FINANCIAL SERVICES - (3.3)%
17,562	Afterpay Ltd.	358,733
1,790	Credit Acceptance Corp.	557,710
46,160	Hamilton Lane, Inc.	2,993,476
89,802	Siebert Financial Corp.	511,871
		4,421,790
	ELECTRICAL COMPONENTS & EQUIPMENT - (2.4)%
7,639	Generac Holdings, Inc. *	744,344
16,350	Novanta, Inc. *	1,420,652
6,500	Universal Display Corp.	975,780
		3,140,776
	ELECTRONICS - (3.0)%
17,700	Badger Meter, Inc.	1,044,831
8,215	Mesa Laboratories, Inc.	1,955,170
1,409	Mettler-Toledo International, Inc. *	1,014,396
		4,014,397
	ENERGY - ALTERNATE SOURCES - (1.3)%
278,061	Plug Power, Inc. *	1,163,685
4,844	SolarEdge Technologies, Inc. *	540,542
		1,704,227
	ENTERTAINMENT - (1.7)%
16,508	Churchill Downs, Inc.	1,654,432
3,650	Vail Resorts, Inc.	624,150
		2,278,582
	ENVIRONMENTAL CONTROL - (1.0)%
28,542	Casella Waste Systems, Inc. *	1,323,778

	FOOD - (2.8)%
27,906	BellRing Brands, Inc. *	489,192
16,079	Beyond Meat, Inc. *	1,591,660
22,548	HF Foods Group, Inc. *	183,315
5,449	J&J Snack Foods Corp.	692,187
5,091	Lancaster Colony Corp.	685,401
		3,641,755
	HEALTHCARE - PRODUCTS - (2.9)%
2,804	Align Technology, Inc. *	602,439
13,432	AtriCure, Inc. *	579,188
12,071	Cardiovascular Systems, Inc. *	506,982
14,941	CryoLife, Inc. *	333,633
1,036	IDEXX Laboratories, Inc. *	287,594
10,749	Novocure Ltd. *	707,284
4,552	Penumbra, Inc. *	807,161
		3,824,281
	HEALTHCARE - SERVICES - (1.5)%
28,536	Invitae Corp. *	472,271
18,113	Medpace Holdings, Inc. *	1,446,504
		1,918,775
	HOME BUILDERS - (0.3)%
7,568	Installed Building Products, Inc. *	373,178

	INSURANCE - (0.5)%
8,657	RLI Corp.	630,489

See accompanying notes to financial statements.

Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2020

Shares		Fair Value
	SECURITIES SOLD SHORT (Continued) - (75.9)%
	INTERNET - (6.1)%
18,733	Cardlytics, Inc. *	$842,048
1,488	Cogent Communications Holdings, Inc.	124,739
16,898	EverQuote, Inc. *	658,515
10,549	Fiverr International Ltd. *	413,837
975	Netflix, Inc. *	409,354
5,704	Q2 Holdings, Inc. *	454,723
5,084	Roku, Inc. *	616,333
3,855	Shopify, Inc. *	2,437,478
21,635	Snap, Inc. *	380,992
8,863	Tucows, Inc. *	468,941
26,619	Zillow Group, Inc. *	1,170,171
		7,977,131
	LEISURE TIME - (0.4)%
10,570	Fox Factory Holding Corp.	539,176

	MACHINERY DIVERSIFIED - (4.6)%
42,479	Cognex Corp.	2,346,540
38,394	Graco, Inc.	1,714,676
68,247	Ingersoll Rand, Inc. *	1,984,623
		6,045,839
	MEDIA - (0.8)%
468	FactSet Research Systems, Inc.	128,700
147,955	Sirius XM Holdings, Inc.	874,414
		1,003,114
	METAL FABRICATE/HARDWARE - (0.8)%
12,329	Omega Flex, Inc.	1,110,843

	MISCELLANEOUS MANUFACTURING - (0.5)%
9,199	Axon Enterprise, Inc. *	668,859

	OFFICE/BUSINESS EQUIPMENT - (0.6)%
3,224	Zebra Technologies Corp. *	740,424

	PHARMACEUTICALS - (1.8)%
48,191	Amphastar Pharmaceuticals, Inc. *	816,838
11,129	Heska Corp. *	787,933
11,338	Neogen Corp. *	709,645
		2,314,416
	REAL ESTATE - (0.3)%
19,257	Redfin Corp. *	406,900

	REITS - (2.7)%
5,328	CoreSite Realty Corp.	645,700
2,062	Essex Property Trust, Inc.	503,334
27,753	Rexford Industrial Realty, Inc.	1,130,102
23,046	Terreno Realty Corp.	1,263,382
		3,542,518
	RETAIL - (4.1)%
13,468	Carvana Co. *	1,078,922
2,823	Cracker Barrel Old Country Store, Inc.	274,960
6,913	Darden Restaurants, Inc.	510,110
40,018	Hennes & Mauritz AB	558,036
11,887	Ollie’s Bargain Outlet Holdings, Inc. *	807,247
39,376	Shake Shack, Inc. *	2,146,386
		5,375,661
	SEMICONDUCTORS - (2.7)%
15,110	Advanced Micro Devices, Inc. *	791,613
9,952	Inphi Corp. *	960,766
15,425	Marvell Technology Group Ltd.	412,465
4,933	Monolithic Power Systems, Inc.	986,156
1,396	NVIDIA Corp.	408,023
		3,559,023
	SOFTWARE - (10.0)%
17,960	Altair Engineering, Inc. *	592,500
2,892	Alteryx, Inc. *	327,317
16,184	Appfolio, Inc. *	1,777,974
23,728	Appian Corp. *	1,083,658
10,787	Bill.com Holdings, Inc. *	635,246
12,659	Ceridian HCM Holding, Inc. *	746,501
10,725	Coupa Software, Inc. *	1,888,565
6,316	Elastic NV *	405,108
10,835	Guidewire Software, Inc. *	984,251
14,668	Lightspeed POS, Inc. *	278,480
11,407	Model N, Inc. *	329,206
5,144	MSCI, Inc.	1,682,088
26,256	Smartsheet, Inc. *	1,384,216
8,984	Twilio, Inc. *	1,008,903
		13,124,013
	TELECOMMUNICATIONS - (1.9)%
36,770	Inseego Corp.	439,402
39,342	Shenandoah Telecommunications Co.	2,105,191
		2,544,593

	SECURITIES SOLD SHORT (Proceeds - $99,045,019)	99,971,711

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

SPDR - Standard & Poor’s Depository Receipts

*	Non-income producing security.

@	Fair valued security, the value of this security has been determined in good faith under the policies of the Board of Trustees.

#	All or a portion of this security is on loan. The market value of loaned securities is $5,934,799.

+	All or a portion of the security is held as collateral for written options and securities sold short.

144A	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transaction exempt from registration to qualified institutional buyers. At April 30, 2020, these securities amounted to $752,652 or 0.57% of net assets.

**	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

^	Money market fund; interest rate reflects effective yield on April 30, 2020.

(a)	Security was purchased with cash received as collateral for securities on loan at April 30, 2020. Total collateral had a value of $6,464,380 at April 30, 2020.

See accompanying notes to financial statements.

Invenomic Fund
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2020

ASSETS
Investment securities:
At cost	$152,566,532
At value	$142,358,617
Cash at broker	88,322,445
Foreign Currency (Cost $998,248)	974,360
Receivable for securities sold	8,101,939
Receivable for Fund shares sold	459,974
Dividends and interest receivable	143,738
Prepaid expenses and other assets	85,827
TOTAL ASSETS	240,446,900

LIABILITIES
Securities sold short (Proceeds - $99,045,019)	99,971,711
Securities lending collateral	6,464,380
Payable for investments purchased	1,855,075
Investment advisory fees payable	158,778
Options written (Proceeds $118,010)	143,350
Payable for Fund shares redeemed	99,328
Shareholder servicing fees payable	26,220
Dividends payable on securities sold short	25,426
Payable to related parties	2,239
Distribution (12b-1) fees payable	1,780
Accrued expenses and other liabilities	8,613
TOTAL LIABILITIES	108,756,900
NET ASSETS	$131,690,000

NET ASSETS CONSIST OF:
Paid in capital	$143,803,377
Accumulated loss	(12,113,377)
NET ASSETS	$131,690,000

NET ASSET VALUE PER SHARE:
Institutional Class:
Net Assets	$122,684,764
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	11,438,523
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.73

Investor Class:
Net Assets	$8,969,484
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	843,209
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.64

Super Institutional Class:
Net Assets	$35,752
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,329
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.74

(a)	Redemptions made within 60 days of purchases may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

Invenomic Fund
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2020

INVESTMENT INCOME
Dividends (net of foreign tax withheld of $80,641)	$2,203,913
Interest	413,748
Securities lending income - net	102,826
TOTAL INVESTMENT INCOME	2,720,487

EXPENSES
Investment advisory fees	1,756,902
Distribution (12b-1) fees:
Investor Class	16,024
Shareholder service fees - Institutional Class	215,385
Shareholder service fees - Investor Class	16,024
Dividends on securities sold short	727,171
Administration fees	108,423
Third party administrative servicing fees	70,654
Registration fees	37,296
Custodian fees	17,292
Trustees fees and expenses	16,902
Legal fees	16,617
Printing expense	15,034
Compliance officer fees	14,082
Audit fees	9,048
Insurance expense	8,183
Other expenses	18,620
TOTAL EXPENSES	3,063,657

Less: Fees waived by the Advisor	(96,376)

NET EXPENSES	2,967,281

NET INVESTMENT LOSS	(246,794)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(11,368,847)
Foreign currency transactions	(42,987)
Options purchased	(371,618)
Options written	(21,062)
Securities sold short	13,623,807
1,819,293
Net change in unrealized appreciation (depreciation) on:
Investments	(15,724,237)
Foreign currency translations	(15,351)
Options purchased	695,065
Options written	(332,176)
Securities sold short	(859,890)
(16,236,589)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(14,417,296)

NET DECREASE IN NET ASSETS	$(14,664,090)

See accompanying notes to financial statements.

Invenomic Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	April 30, 2020	Year Ended
	(Unaudited)	October 31, 2019
FROM OPERATIONS
Net investment loss	$(246,794)	$(934,115)
Net realized gain from investments, foreign currency transactions, options purchased, and securities sold short	1,819,293	6,824,849
Net change in unrealized appreciation (depreciation) on investments, securities sold short, options purchased, options written and foreign currency translations	(16,236,589)	5,273,101
Net increase (decrease) in net assets resulting from operations	(14,664,090)	11,163,835

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Institutional Class	(6,409,033)	(3,714,113)
Investor Class	(482,116)	(424,069)
Super Institutional Class	(912,601)	—
Net decrease in net assets resulting from distributions to shareholders	(7,803,750)	(4,138,182)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Institutional Class	34,627,142	148,643,182
Investor Class	4,903,041	12,719,581
Super Institutional Class	1,022,115	27,691,854
Net asset value of shares issued in reinvestment of distributions:
Institutional Class	5,743,554	3,499,276
Investor Class	481,013	423,838
Super Institutional Class	906,119	—
Redemption fee proceeds:
Institutional Class	13,997	7,681
Investor Class	8,530	954
Super Institutional Class	545	—
Payments for shares redeemed:
Institutional Class	(97,686,609)	(28,477,371)
Investor Class	(10,268,102)	(6,748,100)
Super Institutional Class	(27,660,046)	(800,549)
Net increase (decrease) in net assets from shares of beneficial interest	(87,908,701)	156,960,346

TOTAL INCREASE (DECREASE) IN NET ASSETS	(110,376,541)	163,985,999

NET ASSETS
Beginning of Period	242,066,541	78,080,542
End of Period	$131,690,000	$242,066,541

SHARE ACTIVITY
Institutional Class:
Shares Sold	3,297,276	13,292,982
Shares Reinvested	505,594	329,189
Shares Redeemed	(9,694,810)	(2,579,692)
Net increase (decrease) in shares of beneficial interest outstanding	(5,891,940)	11,042,479

Investor Class:
Shares Sold	487,473	1,144,155
Shares Reinvested	42,643	40,060
Shares Redeemed	(1,012,522)	(629,723)
Net increase (decrease) in shares of beneficial interest outstanding	(482,406)	554,492

Super Institutional Class: (a)
Shares Sold	88,241	2,513,969
Shares Reinvested	79,624	—
Shares Redeemed	(2,604,421)	(74,084)
Net increase (decrease) in shares of beneficial interest outstanding	(2,436,556)	2,439,885

(a)	The Super Institutional Class commenced operations on May 10, 2019.

See accompanying notes to financial statements.

Invenomic Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Institutional Class
	For the
	Six Months Ended		For the	For the	For the
	April 30, 2020		Year Ended	Year Ended	Period Ended
	(Unaudited)		October 31, 2019	October 31, 2018	October 31, 2017 (1)
Net asset value, beginning of period	$11.48		$11.07	$10.22	$10.00
Activity from investment operations:
Net investment loss (2)	(0.01)		(0.06)	(0.12)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.37)		0.98	1.10	0.27
Total from investment operations	(0.38)		0.92	0.98	0.22
Less distributions from:
Net realized gains	(0.37)		(0.51)	(0.13)	—
Total distributions	(0.37)		(0.51)	(0.13)	—
Paid-in-Capital From Redemption Fees	0.00	(3)	0.00 (3)	0.00 (3)	—
Net asset value, end of period	$10.73		$11.48	$11.07	$10.22
Total return (4)	(3.43	)% (5)	8.67%	9.63%	2.20	% (5)
Net assets, at end of period (000’s)	$122,685		$198,929	$69,580	$28,354
Ratio of gross expenses to average net assets (6,8)	3.06	% (7)	2.83%	2.91%	3.07	% (7)
Ratio of net expenses to average net assets (8)	2.96	% (7)	2.77%	2.72%	2.61	% (7)
Ratio of net investment loss to average net assets	(0.25	)% (7)	(0.57)%	(1.14)%	(1.25	)% (7)
Portfolio Turnover Rate	67	% (5)	100%	106%	37	% (5)

(1)	The Institutional Class commenced operations on June 19, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(5)	Not Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	Excluding dividends from securities sold short and interest expense, the ratio of expenses to average net assets would have been:

2.33	% (7)	2.29%	2.43%	2.70	% (7)
2.23	% (7)	2.23%	2.24%	2.24	% (7)

See accompanying notes to financial statements.

Invenomic Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Investor Class
	For the
	Six Months Ended		For the	For the	For the
	April 30, 2020		Year Ended	Year Ended	Period Ended
	(Unaudited)		October 31, 2019	October 31, 2018	October 31, 2017 (1)
Net asset value, beginning of period	$11.40		$11.02	$10.21	$10.00
Activity from investment operations:
Net investment loss (2)	(0.03)		(0.09)	(0.16)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.37)		0.98	1.10	0.28
Total from investment operations	(0.40)		0.89	0.94	0.21
Less distributions from:
Net realized gains	(0.37)		(0.51)	(0.13)	—
Total distributions	(0.37)		(0.51)	(0.13)	—
Paid-in-Capital From Redemption Fees	0.01		0.00 (3)	0.00 (3)	—
Net asset value, end of period	$10.64		$11.40	$11.02	$10.21
Total return (4)	(3.55	)% (5)	8.43%	9.25%	2.10	% (5)
Net assets, at end of period (000’s)	$8,969		$15,113	$8,501	$1
Ratio of gross expenses to average net assets (6,8)	3.31	% (7)	3.08%	3.21%	3.32	% (7)
Ratio of net expenses to average net assets (8)	3.21	% (7)	3.02%	3.02%	2.86	% (7)
Ratio of net investment loss to average net assets	(0.61	)% (7)	(0.84)%	(1.39)%	(2.85	)% (7)
Portfolio Turnover Rate	67	% (5)	100%	106%	37	% (5)

(1)	The Investor Class commenced operations on June 19, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(5)	Not Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	Excluding dividends from securities sold short and interest expense, the ratio of expenses to average net assets would have been:

2.58	% (7)	2.54%	2.73%	2.95	% (7)
2.48	% (7)	2.48%	2.54%	2.49	% (7)

See accompanying notes to financial statements.

Invenomic Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Super Institutional Class
	For the
	Six Months Ended	For the
	April 30, 2020	Period Ended
	(Unaudited)	October 31, 2019 (1)
Net asset value, beginning of period	$11.49	$11.43
Activity from investment operations:
Net investment income (loss) (2)	—	(0.02)
Net realized and unrealized gain (loss) on investments	(0.38)	0.08
Total from investment operations	(0.38)	0.06
Less distributions from:
Net realized gains	(0.37)	—
Total distributions	(0.37)	—
Net asset value, end of period	$10.74	$11.49
Total return (3,4)	(3.34)%	0.52%
Net assets, at end of period (000’s)	$36	$28,024
Ratio of gross expenses to average net assets (5,6,7)	2.81%	2.58%
Ratio of net expenses to average net assets (6,7)	2.71%	2.52%
Ratio of net investment loss to average net assets (6)	(0.05)%	(0.30)%
Portfolio Turnover Rate (4)	67%	100%

(1)	The Super Institutional Class commenced operations on May 10, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(4)	Not Annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	Excluding dividends from securities sold short and interest expense, the ratio of expenses to average net assets would have been:

Before fees waived (6)	2.08%	2.04%
After fees waived (6)	1.98%	1.98%

See accompanying notes to financial statements.

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2020

1.	ORGANIZATION

The Invenomic Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund’s investment objective is to seek to achieve long-term capital appreciation. The Fund offers three classes of shares: Institutional Class shares, Investor Class shares and Super Institutional Class shares. The Institutional Class Shares and Investor Class shares commenced operations on June 19, 2017. The Super Institutional Class shares commenced operations on May 10, 2019. Each class of shares is offered at their net asset value. Each class of shares has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The share classes differ in the fees and expenses charged to shareholders. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2020 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$128,326,283	$—	$—	$128,326,283
Call Options Purchased	—	8,297	—	8,297
Put Options Purchased	140,875	986,050	—	1,126,925
Collateral For Securities Loaned	6,464,380	—	—	6,464,380
Money Market Funds	6,432,732	—	—	6,432,732
Total	$141,364,270	$994,347	$—	$142,358,617
Liabilities*
Call Options Written	$143,350	$—	$—	$143,350
Securities Sold Short	99,971,711	—	—	99,971,711
Total	$100,115,061	$—	$—	$100,115,061

The Fund did not hold any Level 3 securities during the period.

*	Refer to the Portfolio of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Translations – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Option Transactions – When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

In conjunction with the use of written options contracts and short sales, the Fund may be required to maintain collateral in various forms. At April 30, 2020, such collateral is denoted in the Fund’s Schedule of Investments and Statements of Assets and Liabilities. Also in conjunction with the use of written options contacts and short sales, the Fund, when appropriate, utilize a segregated margin deposit account with the counterparty. At April 30, 2020, these segregated margin deposit accounts are denoted in the Fund’s Statements of Assets and Liabilities.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Securities Lending Risk – The Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. A Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Federal income tax – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended October 31, 2017 to October 31, 2019, or expected to be taken in the Fund’s October 31, 2020 year end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and Ohio, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

3.	INVESTMENT TRANSACTIONS

For the six months ended April 30, 2020, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and securities sold short, amounted to the following:

Purchases	Sales
$133,087,242	$215,589,468

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Invenomic Capital Management LP serves as the investment advisor to the Fund. Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.74%. For the six months ended April 30, 2020, the Fund incurred advisory fees in the amount of $1,756,902.

The Fund’s Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least February 28, 2021 to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (excluding interest and tax expenses, dividends on short positions and Acquired Fund Fees and Expenses) for the Fund do not exceed 2.23%, 2.48% and 1.98% of the Fund’s average net assets, for Institutional Class, Investor Class shares and Super Institutional Class shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. During the six months ended April 30, 2020 the total amount of advisory fees waived was $96,376.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board of Trustees of the Northern Lights Fund Trust II has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services. Under the Plan, the Fund may pay 0.25% per year of the average daily net assets of Investor Class shares for such distribution and shareholder service activities. For the six months ended April 30, 2020, the Fund incurred distribution fees in the amount of $16,024.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Assets and Liabilities as of April 30, 2020.

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity Contracts/Equity price risk	Investment securities at value	$1,135,222

Equity Contracts/Equity price risk	Options Written	$143,350

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations for the six months ended April 30, 2020.

		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	On Options Purchased	on Options Purchased
Equity contracts/Equity Price Risk	$(371,618)	$695,065

		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity Price Risk	$(21,062)	$(332,176)

The notional value and contracts of the derivative instruments outstanding as of April 30, 2020 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Offsetting of Financial Assets and Derivative Assets

During the six months ended April 30, 2020, the Fund was not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at April 30, 2020 for the Fund.

Assets:			Gross Amounts	Net Amounts
			Offset in the	Presented in
	Gross Amounts		Statements of	the Statements
	of Recognized		Assets &	of Assets &	Financial		Cash Collateral
Description	Assets		Liabilities	Liabilities	Instruments		Pledged/Received	Net Amount
Options Purchased	$1,135,222	(1)	$—	$1,135,222	$1,135,222	(2)	$—	$—

Liabilities:			Gross Amounts	Net Amounts
	Gross Amounts		Offset in the	Presented in
	of Recognized		Statements of	the Statements
	Assets &		Assets &	of Assets &	Financial		Cash Collateral
Description	Liabilities		Liabilities	Liabilities	Instruments		Pledged/Received	Net Amount
Securities sold short	$99,971,711	(1)	$—	$99,971,711	$99,971,711	(2)	$—	$—
Options Written	$143,350	(1)	$—	$143,350	$143,350	(2)	$—	$—

(1)	Unrealized depreciation on futures contracts, unrealized appreciation on swaps, futures options short at value, and securities sold short as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

6.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells his shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund. For the six months ended April 30, 2020 the redemption fees assessed by the Fund were as follows:

Institutional	Investor	Super Institutional
$13,997	$8,530	$545

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at April 30, 2020, was as follows:

	Gross	Gross	Net Unrealized
Tax	Unrealized	Unrealized	Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
$55,578,081	$22,007,677	$(35,342,202)	$(13,334,525)

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the period ended October 31, 2019 and October 31, 2018 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2019	October 31, 2018
Ordinary Income	$4,007,417	$377,995
Long-Term Capital Gain	130,765	—
	$4,138,182	$377,995

As of October 31, 2019, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$7,362,705	$113,807	$—	$—	$—	$2,877,951	$10,354,463

The difference between book basis and tax basis accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

9.	SECURITIES LENDING

Under an agreement with U.S. Bank National Association (The “Bank”) the Invenomic Fund (the “Fund”) can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees to earn additional income. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued interest, which is invested in highly liquid, short-term instruments such as repurchase agreements collateralized by money market funds in accordance with the Fund’s security lending procedures. A portion of the income generated by the investment in the collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent, and the remainder is paid to the Fund. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Master Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

At April 30, 2020, the Fund had loaned securities and received cash collateral for the loan. This cash was invested in the Mount Vernon Liquid Assets Portfolio, LLC as shown in the Schedules of Investments. The Fund receives compensation relating to the lending of the Fund’s securities.

The market value of loaned securities and collateral and percentage of total investment income the Fund received from the investment of cash collateral retained by the lending agent, U.S. Bank, were as follows:

Market Value of	Market Value of	Percentage of Total
Loaned Securities	Collateral	Investment Income
$5,934,799	$6,464,380	3.78%

Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Gross Amounts
	Recognized in	Financial	Cash
	Statements of Assets	Instruments	Collateral		Net Amount
	and Liabilities	Pledged	Pledged		of Assets
Invenomic Fund
Description of Liability
Securities lending collateral	$6,464,380	$—	$6,464,380	(1)	$—

(1)	The amount is limited to the liability balance and accordingly does not include excess collateral pledged.

The following table breaks out the holdings pledged as collateral as of April 30, 2020:

	Overnight and	Up to		Greater than
	Continuous	30 Days	30-90 days	90 days	Total
Mount Vernon Liquid Assets Portfolio, LLC	$6,464,380	$—	$—	$—	$6,464,380

The fair value of the securities loaned for the Fund totaled $5,934,799 at April 30, 2020. The securities loaned are noted in the Portfolios of Investments. The fair value of the “Collateral for Securities Loaned” on the Portfolio of Investments includes only cash collateral received and reinvested that totaled $6,464,380 for the Fund at April 30, 2020. These amounts are offset by a liability recorded as “Securities lending collateral.”

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Invenomic Fund
EXPENSE EXAMPLES (Unaudited)
April 30, 2020

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemptions; and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as noted below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio During
	Account Value	Account Value	During Period	the Period
Actual	11/1/19	4/30/20	11/1/19 – 4/30/20	11/1/19 – 4/30/20
Institutional Class	$1,000.00	$965.70	$10.90	2.23%
Investor Class	$1,000.00	$964.50	$12.11	2.48%
Super Institutional Class	$1,000.00	$966.60	$9.68	1.98%
	Beginning	Ending	Expenses Paid	Expense Ratio During
Hypothetical **	Account Value	Account Value	During Period	the Period
(5% return before expenses)	11/1/19	4/30/20	11/1/19 – 4/30/20	11/1/19 – 4/30/20
Institutional Class	$1,000.00	$1,013.77	$11.17	2.23%
Investor Class	$1,000.00	$1,012.53	$12.41	2.48%
Super Institutional Class	$1,000.00	$1,015.02	$9.92	1.98%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

**	The hypothetical example assumes that the Fund was in operation for the full six months ended April 30, 2020.

Privacy Policy

Rev. May 2019

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-466-3406 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-PORT is available without charge, upon request, by calling 1-855-466-3406.

INVESTMENT ADVISOR
Invenomic Capital Management
211 Congress Street, Floor 7
Boston, Massachusetts 02110

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 7/6/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 7/6/20

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 7/6/20